General	12 Months Ended
Dec. 31, 2020
Disclosure of general information about financial statements [text block] [Abstract]
GENERAL
NOTE 1 -	GENERAL:

a.	Safe-T Group Ltd. (the “Company”) is engaged, as of the date hereof, (i) through its subsidiaries Safe-T Data A.R Ltd. (“Safe-T”) and Safe-T USA Inc. (“Safe-T Inc.”) in the development, marketing and sales of solutions which mitigate cyber-attacks on enterprises’ business-critical services and sensitive data, while ensuring uninterrupted business continuity as well as enabling smooth and efficient traffic flow, interruption-free service; and (ii) through its subsidiaries NetNut Ltd. (“NetNut”) and Chi Cooked LLC (“Chi Cooked”) in providing IP proxy network (“IPPN”) service to business customers. For further information regarding NetNut acquisition on June 12, 2019, and Chi Cooked acquisition on December 8, 2020, see Note 17.

b.	The Company’s ordinary shares are listed on the Tel Aviv Stock Exchange Ltd. (“TASE”) and as of August 17, 2018, the Company’s American Depositary Shares (the “ADSs”) are listed on the Nasdaq Capital Market (“Nasdaq”).

c.

Beginning in March 2020, Israel, where the Company’s headquarters office is located, began enforcing social distancing and other rules to limit the spread of infection of COVID-19, which forced the Company to modify the business practices. Due to the resilience of the Company’s operational capabilities, it has been able to continuously serve its clients during this crisis leveraging IT expertise to implement remote connections with employees, customers and vendors, to deliver a functional and productive work-from-home strategy.

As a result of the COVID-19, the Company experienced an increase in the sales cycles of new products in the cyber security segment, and a slowdown in sales in some verticals of its IPPN services segment (with respect to the goodwill impairment, refer to Note 7). Overall, the Company is closely monitoring all parts of the business to ensure that it can respond quickly to fluctuations in demand.

d.

The Company has suffered recurring losses from operations, has an accumulated deficit as of December 31, 2020, as well as negative operating cash flows in recent years. The Company expects to continue incurring losses and negative cash flows from operations until its products reach commercial profitability. The Company monitors its cash flow projections on a current basis and takes active measures to obtain the funding it requires to continue its operations. These cash flow projections are subject to various risks and uncertainties concerning their fulfilment. These factors and the risk inherent in the Company’s operations raise a substantial doubt as to the Company’s ability to continue as a going concern. These consolidated financial statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty.

Management’s plans include the continued commercialization of the Company’s products and raising capital through the sale of additional equity securities, debt or capital inflows from strategic partnerships. There are no assurances however, that the Company will be successful in obtaining the level of financing needed for its operations. If the Company is unsuccessful in commercializing its products and raising capital, it may need to reduce activities, curtail or cease operations.